Fair Value Measurements (Quantitative Information for Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans		$ 13,503	$ 6,426
Other real estate owned		638	617
Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans		2,563	2,232
Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned		358	$ 150
Range			32.00%
Weighted average volatility rate			32.00%
Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights		205	$ 205
Measured at Fair Value on a Non-Recurring Basis [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans		$ 2,563	$ 2,232
Valuation Technique	[1]	Appraisal of collateral (1)
Unobservable Inputs	[2]	Appraisal and liquidation adjustments (2)
Weighted average volatility rate		16.10%	16.10%
Measured at Fair Value on a Non-Recurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned		$ 358
Valuation Technique	[1]	Appraisal of collateral (1)
Unobservable Inputs	[2]	Appraisal and liquidation adjustments (2)
Weighted average volatility rate		46.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights		$ 205	$ 205
Valuation Technique		Multiple of annual servicing fee
Unobservable Inputs		Estimated pre-payment speed, based on rate and term
Weighted average volatility rate		368.00%	364.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		7.00%	7.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		30.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		300.00%	300.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		58.00%	37.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		72.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range		400.00%	400.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.